LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

WESTERN ASSET CORPORATE BOND FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS	Class P
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS	Class P
Management fees	0.45	0.45	0.45	0.45	0.45	0.45	0.45	0.45
Distribution and/or service (12b-1) fees	0.25	1.00	0.70	0.25	0.50	None	None	0.50
Other expenses	0.26	0.21	0.28	0.28[6]	0.28[6]	0.16	0.08[6]	0.18
Total annual fund operating expenses[7]	0.96	1.66	1.43	0.98	1.23	0.61	0.53	1.13
Fees waived and/or expenses reimbursed[8]	(0.01)	—	(0.03)	(0.03)	—	—	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.95	1.66	1.40	0.95	1.23	0.61	0.53	1.13

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.95%, 1.70%, 1.40%, 0.95%, 1.25%, 0.65%, 0.55% and 1.20% for Class A, C, C1, FI, R, I, IS and P shares, respectively, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’s total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	518	717	933	1,553
Class C (with redemption at end of period)	269	523	901	1,965
Class C (without redemption at end of period)	169	523	901	1,965
Class C1 (with redemption at end of period)	243	447	777	1,710
Class C1 (without redemption at end of period)	143	447	777	1,710
Class FI (with or without redemption at end of period)	97	306	536	1,197
Class R (with or without redemption at end of period)	125	390	675	1,487
Class I (with or without redemption at end of period)	62	195	340	762
Class IS (with or without redemption at end of period)	54	170	297	665
Class P (with or without redemption at end of period)	115	359	622	1,374

The first paragraph in the section of the fund’s Prospectus titled “More on fund management – Management fee” is replaced with the following text:

The fund pays a management fee at an annual rate of 0.45% of its average daily net assets.

The following replaces the investment management fee schedule in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Manager” in order to disclose a reduced management fee:

For its services under the Management Agreement, the manager receives an investment management fee that is calculated daily and payable monthly at an annual rate of 0.45% of the fund’s average daily net assets.

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WESTERN ASSET EMERGING MARKETS DEBT FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	4.25	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.70	0.25	0.50	None	None
Other expenses	0.35	0.39	0.37	0.45	0.32	0.47[6]	0.37	0.29
Total annual fund operating expenses[7]	1.20	1.24	1.97	1.75	1.17	1.57	0.97	0.89
Fees waived and/or expenses reimbursed[8]	(0.10)	—	(0.12)	(0.20)	(0.07)	(0.17)	(0.17)	(0.19)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.10	1.24	1.85	1.55	1.10	1.40	0.80	0.70

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.85% for Class C shares, 1.55% for Class C1 shares, 1.10% for Class FI shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	532	770	1,037	1,799
Class A2 (with or without redemption at end of period)	546	802	1,077	1,862
Class C (with redemption at end of period)	288	595	1,040	2,277
Class C (without redemption at end of period)	188	595	1,040	2,277
Class C1 (with redemption at end of period)	258	511	911	2,028
Class C1 (without redemption at end of period)	158	511	911	2,028
Class FI (with or without redemption at end of period)	112	358	631	1,408
Class R (with or without redemption at end of period)	143	462	822	1,838
Class I (with or without redemption at end of period)	82	274	502	1,158
Class IS (with or without redemption at end of period)	72	246	456	1,061

The first paragraph in the section of the fund’s Prospectus titled “More on fund management – Management fee” is replaced with the following text:

The fund pays a management fee at an annual rate of 0.60% of its average daily net assets.

The following replaces the investment management fee schedule in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Manager” in order to disclose a reduced management fees:

For its services under the Management Agreement, the manager receives an investment management fee that is calculated daily and payable monthly at an annual rate of 0.60% of the fund’s average daily net assets.

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WESTERN ASSET SHORT-TERM BOND FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.25[1,2]	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	1.00	None	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Management fees	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Distribution and/or service (12b-1) fees	0.25	1.00	0.50	0.25	0.50	None	None
Other expenses	0.13	0.16	0.17	0.26[6]	0.37	0.17	0.06
Total annual fund operating expenses[7]	0.73	1.51	1.02	0.86	1.22	0.52	0.41
Fees waived and/or expenses reimbursed[8]	—	—	—	(0.06)	(0.12)	(0.02)	(0.01)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.73	1.51	1.02	0.80	1.10	0.50	0.40

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares in amounts of $500,000 or more at net asset value without an initial sales charge, but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 0.50%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	“Other expenses” for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[7]	Total annual fund operating expenses have been restated to reflect current management fees.

[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 0.80% for Class FI shares, 1.10% for Class R shares, 0.50% for Class I shares and 0.40% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	298	453	622	1,112
Class C (with redemption at end of period)	254	478	824	1,801
Class C (without redemption at end of period)	154	478	824	1,801
Class C1 (with or without redemption at end of period)	104	324	563	1,247
Class FI (with or without redemption at end of period)	82	262	464	1,050
Class R (with or without redemption at end of period)	112	363	647	1,457
Class I (with or without redemption at end of period)	51	162	286	648
Class IS (with or without redemption at end of period)	41	130	228	516

The first paragraph in the section of the fund’s Prospectus titled “More on fund management – Management fee” is replaced with the following text:

The fund pays a management fee at an annual rate of 0.35% of its average daily net assets.

The following replaces the investment management fee schedule in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Manager” in order to disclose a reduced management fee:

For its services under the Management Agreement, the manager receives an investment management fee that is calculated daily and payable monthly at an annual rate of 0.35% of the fund’s average daily net assets.

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WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” and supersedes anything to the contrary in the fund’s Prospectus:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25[1,2]	4.25	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[3]	None[4]	None[4]	1.00	None	None	None	None
Small account fee[5]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.30	0.44	0.13	0.16	0.12	0.16	0.05
Total annual fund operating expenses[6]	1.15	1.29	1.73	1.01	1.22	0.76	0.65
Fees waived and/or expenses reimbursed[7]	(0.05)	—	—	—	—	(0.01)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.10	1.29	1.73	1.01	1.22	0.75	0.65

[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).

[2]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.

[3]	Maximum deferred sales charge (load) may be reduced over time.

[4]	You may buy Class A shares or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[6]	Total annual fund operating expenses have been restated to reflect current management fees.

[7]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses), so that the ratio of total annual fund operating expenses will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2019 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	532	765	1,022	1,755
Class A2 (with or without redemption at end of period)	551	816	1,102	1,915
Class C (with redemption at end of period)	276	546	940	2,042
Class C (without redemption at end of period)	176	546	940	2,042
Class FI (with or without redemption at end of period)	103	321	557	1,234
Class R (with or without redemption at end of period)	124	387	670	1,477
Class I (with or without redemption at end of period)	77	241	421	942
Class IS (with or without redemption at end of period)	66	207	361	808

The first paragraph in the section of the fund’s Prospectus titled “More on fund management – Management fee” is replaced with the following text:

The fund pays a management fee at an annual rate of 0.60% of its average daily net assets.

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The following disclosure amends and restates the first bullet point in the fourth paragraph of the section of the Prospectus titled “Share price” for each of the funds listed in Schedule A to address a change in the valuation of short-term fixed income securities that mature in 60 days or less:

•	The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INCOME TRUST
Western Asset Corporate Bond Fund	May 1, 2017
Western Asset Emerging Markets Debt Fund	June 30, 2017
Western Asset Short-Term Bond Fund	May 1, 2017

WESTERN ASSET FUNDS, INC.
Western Asset Total Return Unconstrained Fund	September 30, 2017

Please retain this supplement for future reference.

WASX419753